Risk management and financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) (Recurring, Level 2, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Swap | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ 2.7	$ 5.4
Interest rate swaps	39.0	47.6
Interest Rate Swap | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	2.7	5.4
Interest rate swaps	39.0	47.6
Currency Forward Contracts | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Currency forward contracts	0	0.8
Currency forward contracts	8.4	1.0
Currency Forward Contracts | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Currency forward contracts	0	0.8
Currency forward contracts	8.4	1.0
Cross Currency Interest Rate Contract | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency Swap	64.4	13.1
Cross Currency Interest Rate Contract | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency Swap	$ 64.4	$ 13.1